UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3700

The Dreyfus/Laurel Tax-Free Municipal Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	06/30
Date of reporting period:	03/31/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Basic California Municipal Money Market Fund
March 31, 2007 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--98.5%	Rate (%)		Date	Amount ($)	Value ($)

California--83.0%
ABAG Finance Authority for
Non-Profit Corporations,
Revenue (Grauer Foundation for
Education Project) (LOC;
Comerica Bank)		3.67	4/7/07	4,000,000 a	4,000,000
ABN AMRO Munitops Certificates
Trust (University of
California Regents, Medical
Center Pooled Revenue)
(Insured; MBIA and Liquidity
Facility; ABN-AMRO)		3.68	4/7/07	4,000,000 a,b	4,000,000
Bakersfield,
COP, Refunding (Convention
Center-Arena Projects)
(Insured; AMBAC)		4.00	4/1/07	250,000	250,000
California,
GO Notes		6.75	4/1/07	300,000	300,000
California,
GO Notes		5.50	10/1/07	100,000	100,951
California,
GO Notes		6.30	10/1/07	125,000	126,697
California,
GO Notes, Refunding		5.00	10/1/07	400,000	402,925
California,
RAN		4.50	6/29/07	350,000	350,777
California,
Veterans GO Notes		4.65	12/1/07	100,000	100,671
California Community College
Financing Authority, GO Notes,
TRAN (Insured; FSA)		4.50	6/29/07	150,000	150,278
California Department of Water
Resources, Power Supply
Revenue (Insured; MBIA)		5.25	5/1/07	725,000	725,961
California Department of Water
Resources, Power Supply
Revenue (LOC: California State
Teachers Retirement System and
The Bank of New York)		3.68	4/1/07	8,800,000 a	8,800,000
California Health Facilities
Financing Authority, Revenue,
CP (Kaiser Permanente)		3.58	5/23/07	2,500,000	2,500,000
California Infrastructure and
Economic Development Bank, IDR
(Starter and Alternator
Exchange, Inc. Project) (LOC;
California State Teachers

Retirement System)	3.76	4/7/07	1,100,000 a	1,100,000
California Infrastucture and
Economic Development Bank,
Industrial Revenue (Nature
Kist Snacks Project) (LOC;
Wells Fargo Bank)	3.70	4/7/07	1,500,000 a	1,500,000
California Pollution Control
Financing Authority, PCR
(Evergreen Oil Incorporated
Project) (LOC; Bank of The
West)	3.72	4/7/07	1,000,000 a	1,000,000
California Pollution Control
Financing Authority, PCR,
Refunding (Pacific Gas and
Electric Company) (LOC;
JPMorgan Chase Bank)	3.69	4/1/07	3,300,000 a	3,300,000
California Pollution Control
Financing Authority, SWDR
(Rainbow Disposal Company Inc.
Project) (LOC; Union Bank of
California)	3.74	4/7/07	3,910,000 a	3,910,000
California Statewide Communities
Development Authority, MFHR
(Copeland Creek Apartments)
(Liquidity Facility; Goldman
Sachs Group Inc. and LOC;
Goldman Sachs Group Inc.)	3.75	4/7/07	400,000 a,b	400,000
California Statewide Communities
Development Authority, MFHR
(Vista Montana Apartments)
(Liquidity Facility; Merrill
Lynch Capital Services and
LOC; Merrill Lynch)	3.74	4/7/07	2,460,000 a,b	2,460,000
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	3.52	5/1/07	5,600,000	5,600,000
California Statewide Communities
Development Authority,
Revenue, Refunding (University
Retirement Community at Davis
Project) (Insured; Radian Bank
and Liquidity Facility; Bank
of America)	3.73	4/1/07	3,800,000 a	3,800,000
California Statewide Communities
Development Authority, TRAN
(Pooled Local Agencies)	4.50	6/29/07	240,000	240,502
California Statewide Communities
Development Authority, TRAN
(San Bernardino County)	4.50	6/29/07	100,000	100,221
Conejo Valley Unified School
District, GO Notes, TRAN	4.25	6/29/07	1,090,000	1,091,375
Goldman Sachs Pool Trust,
Revenue (Liquidity Facility;
Goldman Sachs Group and LOC;

IXIS Corporate and Investment
Bank)	3.75	4/7/07	3,920,585 a,b	3,920,585
Grossmont Union High School
District, GO Notes (Insured;
MBIA)	4.00	8/1/07	750,000	751,166
Hughson Unified School District,
GO Notes (Insured; FSA)	10.00	8/1/07	120,000	122,437
Long Beach,
Harbor Revenue	5.50	5/15/07	420,000	420,889
Long Beach,
Harbor Revenue, Refunding
(Insured; MBIA)	5.00	5/15/07	120,000	120,154
Los Angeles,
Wastewater System Revenue,
Refunding (Insured; FGIC and
Liquidity Facility; FGIC)	3.58	4/7/07	2,935,000 a	2,935,000
Los Angeles County,
GO Notes, TRAN	4.50	6/29/07	4,100,000	4,107,750
Los Angeles County Metropolitan
Transportation Authority,
Proposition C Sales Tax
Revenue (Insured; AMBAC)	5.90	7/1/07	650,000	653,750
Los Angeles County Metropolitan
Transportation Authority,
Proposition C Sales Tax
Revenue (Insured; MBIA)	5.00	7/1/07	100,000	100,350
Los Angeles County Metropolitan
Transportation Authority,
Proposition C Sales Tax
Revenue, Refunding (Insured;
MBIA)	5.00	7/1/07	280,000	281,004
Los Angeles County Schools Pooled
Financing Program, Pooled
TRANS Participation
Certificates (Los Angeles
County School and Community
College Districts) (Insured;
FSA)	4.50	6/29/07	150,000	150,314
Los Angeles Department of
Airports, Revenue, Refunding
(Ontario International
Airport) (Insured; MBIA)	4.50	5/15/07	1,000,000	1,001,183
Los Angeles Department of Water
and Power, Power System Revenue	4.50	7/1/07	145,000	145,338
Los Angeles Industrial Development
Authority, Empowerment Zone
Facility Revenue (Calko Steel
Incorporated Project) (LOC;
Comerica Bank)	3.72	4/7/07	2,050,000 a	2,050,000
Los Angeles Municipal Improvement
Corporation, LR, CP (Liquidity
Facility; Bank of America)	3.62	8/1/07	1,000,000	1,000,000
Los Angeles Unified School
District, GO Notes (Insured;

MBIA)	5.00	7/1/07	100,000	100,329
Madera Irrigation Financing
Authority, Water Revenue
(Insured; XLCA and Liquidity
Facility; Dexia Credit Locale)	3.69	4/1/07	270,000 a	270,000
Manteca Redevelopment Agency,
Subordinate Tax Allocation
Revenue, Refunding (Amended
Merged Project Area) (Insured;
XLCA and Liquidity Facility;
State Street Bank and Trust
Co.)	3.69	4/1/07	250,000 a	250,000
Menlo Park City School District,
GO Notes (Insured; FSA)	12.00	7/1/07	200,000	204,162
Menlo Park Community Development
Agency, Tax Allocation
Revenue, Refunding (Las Pulgas
Community Development Project)
(Insured; AMBAC and Liquidity
Facility; State Street Bank
and Trust Co.)	3.69	4/1/07	1,400,000 a	1,400,000
New Haven Unified School District,
GO Notes, Refunding (Insured;
FSA)	12.00	8/1/07	350,000	359,711
Orange County,
Airport Revenue, Refunding
(Insured; MBIA)	6.00	7/1/07	100,000	100,520
Orange County,
Recovery COP (Insured; MBIA)	6.00	7/1/07	100,000	100,597
Oxnard Financing Authority,
Solid Waste Revenue, Refunding
(Insured; AMBAC)	4.00	5/1/07	600,000	600,080
Pittsburg Redevelopment Agency,
Subordinate Tax Allocation
Revenue (Los Medanos Community
Development Project) (Insured;
AMBAC and Liquidity Facility:
California State Teachers
Retirement System and State
Street Bank and Trust Co.)	3.69	4/1/07	5,000,000 a	5,000,000
Pittsburg Redevelopment Agency,
Subordinate Tax Allocation
Revenue, Refunding (Los
Medanos Community Development
Project) (Insured; AMBAC)	4.00	9/1/07	535,000	536,046
Redlands Financing Authority,
Water Revenue, Refunding
(Insured; FSA)	4.40	9/1/07	115,000	115,399
Riverside County Transportation
Commission, Sales Tax Revenue
(Insured; AMBAC)	5.25	6/1/07	125,000	125,347
Riverside County Transportation
Commission, Sales Tax Revenue
(Insured; AMBAC)	5.75	6/1/07	175,000	175,600

Sacramento County,
GO Notes, TRAN	4.50	7/17/07	130,000	130,290
Salinas Valley Solid Waste
Authority, Revenue (Insured;
AMBAC)	5.00	8/1/07	535,000	537,434
San Diego County Regional
Transportation Commission,
Second Senior Sales Tax
Revenue, Refunding (Insured;
FGIC)	5.25	4/1/07	100,000	100,000
San Diego County Water Authority,
CP (Liquidity Facility; Dexia
Credit Locale)	3.58	5/9/07	1,000,000	1,000,000
San Francisco City and County
Airport Commission, San
Francisco International
Airport Second Series Revenue,
Refunding (Issue 20) (Insured;
MBIA)	5.00	5/1/07	200,000	200,238
San Francisco City and County
Airport Commission, San
Francisco International
Airport Second Series Revenue,
Refunding (Issue 27B)
(Insured; FGIC)	4.00	5/1/07	210,000	210,049
San Ysidro School District,
COP (School Facilities
Project) (Insured; MBIA)	4.05	9/1/07	100,000	100,203
Santa Ana Financing Authority,
LR, Refunding (Police
Administration and Holding
Facility) (Insured; MBIA)	4.00	7/1/07	940,000	941,106
Santa Clara County Financing
Authority, LR (Multiple
Facilities Projects) (Insured;
AMBAC)	5.50	5/15/07	150,000	150,347
South Coast Local Education
Agencies, TRAN (Pooled Tax and
Revenue Anticipation Note
Program)	4.50	6/29/07	1,220,000	1,222,607
South Orange County Public
Financing Authority, Special
Tax Revenue (Foothill Area)
(Insured; FGIC)	7.50	8/15/07	300,000	304,319
Stockton,
Health Facility Revenue
(Dameron Hospital Association)
(LOC; U.S. Bank NA)	3.69	4/1/07	100,000 a	100,000
Stockton Community Facilities
District, Special Tax Revenue
(Arch Road East Community
Facilities District Number
99-02) (LOC; Wells Fargo Bank)	3.58	4/7/07	2,335,000 a	2,335,000
Turlock Irrigation District,

CP (LOC; Citibank NA)	3.53	5/10/07	3,000,000	3,000,000
University of California,
Revenue, CP	3.58	5/9/07	1,500,000	1,500,000
University of California Regents,
General Revenue (Insured;
AMBAC)	5.00	5/15/07	405,000	405,650
West Covina Public Financing
Authority, LR, Refunding
(Public Facilities Project)
(LOC; California State
Teachers Retirement System)	3.61	4/7/07	2,695,000 a	2,695,000

U.S. Related--15.5%
Guam,
Limited Obligation Section 30
Revenue (Insured; FSA)	3.70	12/1/07	100,000	100,029
Puerto Rico Aqueduct and Sewer
Authority, Revenue (Liquidity
Facility; Citigroup Global
Market Holding and LOC;
Citigroup Global Market
Holding)	3.71	4/7/07	6,500,000 a,b	6,500,000
Puerto Rico Aqueduct and Sewer
Authority, Revenue, Refunding
(Insured; MBIA)	6.00	7/1/07	165,000	166,017
Puerto Rico Commonwealth,
Public Improvement GO Notes
(Insured; MBIA)	6.50	7/1/07	175,000	176,282
Puerto Rico Commonwealth,
Public Improvement GO Notes,
Refunding (Insured; FGIC)	5.00	7/1/07	260,000	260,937
Puerto Rico Commonwealth,
TRAN (LOC: Banco Bilboa
Vizcaya, Banco Santander, Bank
of Nova Scotia, BNP Paribas,
Dexia Credit Locale and Fortis
Bank)	4.50	7/30/07	5,700,000	5,718,199
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; MBIA)	5.00	7/1/07	100,000	100,343
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; MBIA)	5.20	7/1/07	140,000	140,554
Puerto Rico Electric Power
Authority, Power Revenue,
Refunding (Insured; MBIA)	4.50	7/1/07	350,000	350,852
Puerto Rico Electric Power
Authority, Power Revenue,
Refunding (Insured; MBIA)	5.25	7/1/07	100,000	100,391
Puerto Rico Electric Power
Authority, Power Revenue,
Refunding (Insured; MBIA)	5.50	7/1/07	125,000	125,587
Puerto Rico Electric Power
Authority, Power Revenue,

Refunding (Insured; MBIA)	7.00	7/1/07	1,000,000	1,007,979
Puerto Rico Electric Power
Authority, Power Revenue,
Refunding (Insured; MBIA)	7.00	7/1/07	150,000	151,266
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured; MBIA)	6.25	7/1/07	140,000	140,915
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; AMBAC)	4.30	7/1/07	375,000	375,000
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; AMBAC)	4.30	7/1/07	50,000	50,000
Puerto Rico Industrial Tourist
Educational Medical and
Environmental Control
Facilities Authority, Higher
Education Revenue (Inter
American University of Puerto
Rico Project) (Insured; MBIA)	5.00	10/1/07	100,000	100,672
Puerto Rico Municipal Finance
Agency, GO Notes (Insured; FSA)	4.00	8/1/07	435,000	435,633
Puerto Rico Municipal Finance
Agency, GO Notes (Insured; FSA)	5.50	8/1/07	150,000	150,958
Puerto Rico Municipal Finance
Agency, GO Notes, Refunding	5.50	8/1/07	300,000	301,835
Puerto Rico Public Finance
Corporation, Revenue
(Commonwealth Appropriation)
(Insured; AMBAC)	5.00	6/1/07	100,000	100,221

Total Investments (cost $104,893,982)			98.5%	104,893,982
Cash and Receivables (Net)			1.5%	1,563,513
Net Assets			100.0%	106,457,495

a	Securities payable on demand. Variable interest rate--subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities amounted to $17,280,585 or 16.2% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement

CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF INVESTMENTS
Dreyfus Basic Massachusetts Municipal Money Market Fund
March 31, 2007 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--100.4%	Rate (%)		Date	Amount ($)	Value ($)

ABN AMRO Munitops Certificates
Trust (Massachusetts Water
Resources Authority) (Insured;
FSA and Liquidity Facility;
ABN-AMRO)		3.69	4/7/07	5,845,000 a	5,845,000
Ayer,
GO Notes, BAN		4.50	6/1/07	1,150,600	1,152,119
Boston Industrial Development
Financing Authority, Revenue
(Fenway Community Health
Center Project) (LOC; Fifth
Third Bank)		3.62	4/7/07	4,240,000 a	4,240,000
Boston Industrial Development
Financing Authority, Revenue
(Fenway Community Health
Center Project) (LOC; Fifth
Third Bank)		3.62	4/7/07	6,000,000 a	6,000,000
Braintree,
GO Notes, BAN		4.00	11/14/07	4,500,000	4,513,517
Canton Housing Authority,
MFHR, Refunding (Canton
Arboretum Apartments)
(Insured; FNMA)		3.70	4/7/07	6,665,000 a	6,665,000
Eclipse Funding Trust,
Revenue (Massachusetts Water
Resources Authority) (Insured;
MBIA and Liquidity Facility;
U.S. Bank)		3.67	4/7/07	6,000,000 a	6,000,000
Marblehead,
GO Notes, BAN		4.25	8/17/07	2,226,500	2,231,776
Massachusetts,
(Putters Program) (Insured;
AMBAC and Liquidity Facility;
JPMorgan Chase Bank)		3.68	4/7/07	4,000,000 a	4,000,000
Massachusetts,
GO (Central Artery/Ted
Williams Tunnel Infrastructure
Loan Act of 2000) (Liquidity
Facility; Landesbank
Baden-Wurttemberg)		3.80	4/1/07	1,500,000 a	1,500,000
Massachusetts,
GO, Refunding (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)		3.70	4/7/07	2,850,000 a	2,850,000
Massachusetts Bay Transportation
Authority, General
Transportation Systems, GO

Notes (Liquidity Facility;
Westdeutsche Landesbank)	3.62	4/7/07	3,500,000 a	3,500,000
Massachusetts Development Finance
Agency, Revenue (Boston
Children's Museum Issue) (LOC;
Royal Bank of Scotland)	3.62	4/7/07	2,250,000 a	2,250,000
Massachusetts Development Finance
Agency, Revenue (Brandon
Residential Treatment Center,
Inc. Project) (LOC; SunTrust
Bank)	3.65	4/7/07	1,775,000 a	1,775,000
Massachusetts Development Finance
Agency, Revenue (Checon
Corporation Issue) (LOC; Bank
of America)	3.68	4/7/07	3,475,000 a	3,475,000
Massachusetts Development Finance
Agency, Revenue (Dexter School
Project) (Insured; MBIA and
Liquidity Facility; Wachovia
Bank)	3.68	4/7/07	1,000,000 a	1,000,000
Massachusetts Development Finance
Agency, Revenue (Harvard
University Issue)	3.57	4/1/07	2,900,000 a	2,900,000
Massachusetts Development Finance
Agency, Revenue (Holy Cross
College Issue) (Insured; AMBAC
and Liquidity Facility; Morgan
Stanley Bank)	3.68	4/7/07	1,600,000 a,b	1,600,000
Massachusetts Development Finance
Agency, Revenue (Meadowbrook
School Project) (LOC; Allied
Irish Banks)	3.65	4/7/07	1,370,000 a	1,370,000
Massachusetts Development Finance
Agency, Revenue (WGBH
Educational Foundation Issue)
(Insured; AMBAC and Liquidity
Facility; Royal Bank of Canada)	3.65	4/7/07	4,545,000 a	4,545,000
Massachusetts Development Finance
Agency, Revenue (Worcester
Academy Issue) (LOC; Allied
Irish Banks)	3.68	4/7/07	3,000,000 a	3,000,000
Massachusetts Development Finance
Agency, Revenue (Youth
Opportunities Upheld Inc.
Issue) (LOC; PNC Bank)	3.63	4/7/07	3,870,000 a	3,870,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Amherst
College Issue)	3.60	1/10/08	3,000,000	3,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Capital
Asset Program Issue) (LOC;
Bank of America)	3.73	4/1/07	1,500,000 a	1,500,000

Massachusetts Health and
Educational Facilities
Authority, Revenue (Emmanuel
College Issue) (LOC: Allied
Irish Banks and State Street
Bank and Trust Co.)	3.67	4/7/07	9,450,000 a	9,450,000
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	3.55	4/7/07	5,000,000 a	5,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue) (LOC;
Citibank NA)	3.65	4/7/07	6,000,000 a	6,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Peabody
Essex Museum Issue) (LOC;
Royal Bank of Scotland)	3.62	4/7/07	4,200,000 a	4,200,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Putters
Program) (Insured; FGIC and
Liquidity Facility; JPMorgan
Chase Bank)	3.68	4/7/07	4,500,000 a	4,500,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (University
of Massachusetts Issue) (LOC;
Dexia Credit Locale)	3.60	4/7/07	1,500,000 a	1,500,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Wellesley
College Issue)	3.65	4/7/07	4,675,000 a	4,675,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Williams
College Issue)	3.60	4/7/07	3,500,000 a	3,500,000
Massachusetts Industrial Finance
Agency, First Mortgage Revenue
(Orchard Cove Inc.) (LOC; Bank
of America)	3.65	4/7/07	1,600,000 a	1,600,000
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; FSA and
Liquidity Facility; Morgan
Stanley Bank)	3.68	4/7/07	3,500,000 a,b	3,500,000
Massachusetts Water Resources
Authority, Multi-Modal
Subordinated General Revenue
(LOC; Landesbank
Hessen-Thuringen Girozentrale)	3.57	4/7/07	2,165,000 a	2,165,000

Massachusetts Water Resources
Authority, Multi-Modal
Subordinated General Revenue,
Refunding (Insured; FGIC and
Liquidity Facility; Bayerische
Landesbank)	3.65	4/7/07	3,700,000 a	3,700,000
Massachussetts Water Resources
Authority, Multi-Modal
Subordinated General Revenue,
Refunding (Insured; FGIC and
Liquidity Facility; Dexia
Credit Locale)	3.65	4/7/07	2,600,000 a	2,600,000
Northborough-Southborough Regional
School District, GO Notes, BAN	4.00	10/25/07	2,500,000	2,506,565
Raynham,
GO Notes, BAN	4.35	8/24/07	1,900,000	1,905,827

Total Investments (cost $135,584,804)			100.4%	135,584,804
Liabilities, Less Cash and Receivables			(.4%)	(540,138)
Net Assets			100.0%	135,044,666

a	Securities payable on demand. Variable interest rate--subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities amounted to $5,100,000 or 3.8% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board

IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF INVESTMENTS
Dreyfus Basic New York Municipal Money Market Fund
March 31, 2007 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--99.3%	Rate (%)		Date	Amount ($)	Value ($)

New York--95.5%
ABN AMRO Munitops Certificate
Trust (Cornell University)
(Liquidity Facility; ABN-AMRO)		3.68	4/7/07	6,710,000 a,b	6,710,000
Albany Housing Authority,
Revenue (Nutgrove Garden
Apartments Project) (LOC;
Citizens Bank of Massachusetts)		3.69	4/7/07	1,600,000 a	1,600,000
Albany Industrial Development
Agency, Civic Facility Revenue
(Albany College of Pharmacy
Project) (LOC; TD Banknorth,
N.A.)		3.68	4/7/07	3,700,000 a	3,700,000
Albany Industrial Development
Agency, Civic Facility Revenue
(Albany Medical Center
Hospital Project) (LOC;
Citizens Bank of Rhode Island)		3.65	4/7/07	5,855,000 a	5,855,000
Albany Industrial Development
Agency, Civic Facility Revenue
(Corning Preserve/Hudson
Riverfront Development
Project) (LOC; Key Bank)		3.68	4/7/07	1,360,000 a	1,360,000
Albany Industrial Development
Agency, Civic Facility Revenue
(University at Albany
Foundation Student Housing
Corporation - Empire Commons
East Project) (Insured; AMBAC
and Liquidity Facility; Key
Bank)		3.68	4/7/07	3,970,000 a	3,970,000
Auburn Industrial Development
Authority, IDR (Fat Tire LLC
Project) (LOC; Citizens Bank
of Pennsylvania)		3.80	4/7/07	1,215,000 a	1,215,000
Brewster,
GO Notes, BAN		4.80	5/18/07	2,700,000	2,702,201
Broome County Industrial
Development Agency, IDR
(Parlor City Paper Box
Company, Inc. Facility) (LOC;
The Bank of New York)		3.73	4/7/07	3,060,000 a	3,060,000
Burnt Hills-Ballston Lake Central
School District, GO Notes, TAN		4.50	7/6/07	1,500,000	1,502,461
Chautauqua County,
GO Notes, TAN		4.00	12/21/07	1,170,000	1,173,278
Cohoes Industrial Development

Agency, Civic Facility Revenue
(Columbia Crest Senior Housing
Project) (LOC; Key Bank)	3.68	4/7/07	4,980,000 a	4,980,000
Colonie,
GO Notes, BAN	4.25	4/5/07	2,000,000	2,000,108
East Syracuse-Minoa Central School
District, GO Notes, BAN	4.65	7/20/07	1,220,000	1,222,819
Erie County Industrial Development
Agency, Civic Facility Revenue
(Every Person Influences
Children, Inc. Project) (LOC;
Fifth Third Bank)	3.66	4/7/07	1,265,000 a	1,265,000
Lancaster Industrial Development
Agency, IDR (Jiffy-Tite
Company, Inc. Project) (LOC;
Key Bank)	3.80	4/7/07	1,115,000 a	1,115,000
Long Island Power Authority,
Electric System General
Revenue (Insured; MBIA)	5.00	4/1/07	235,000	235,000
Metropolitan Transportation
Authority, Dedicated Tax Fund,
Refunding (Insured; XLCA and
Liquidity Facility; Citibank
NA)	3.65	4/7/07	10,400,000 a	10,400,000
Metropolitan Transportation
Authority, Transportation
Revenue (Insured; AMBAC and
Liquidity Facility; PB Finance
Inc.)	3.70	4/7/07	6,795,000 a,b	6,795,000
Metropolitan Transportation
Authority, Transportation
Revenue (Insured; AMBAC and
Liquidity Facility; The Bank
of New York)	3.68	4/7/07	5,660,000 a,b	5,660,000
Metropolitan Transportation
Authority, Transportation
Revenue, CP (LOC; ABN-AMRO)	3.65	7/10/07	6,500,000	6,500,000
Monroe County Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater Rochester Project)
(LOC; M&T Bank)	3.70	4/7/07	2,500,000 a	2,500,000
Monroe County Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater Rochester Project)
(LOC; M&T Bank)	3.70	4/7/07	5,345,000 a	5,345,000
Nassau County,
GO Notes, TAN	4.25	9/30/07	5,000,000	5,017,641
Nassau County Industrial
Development Agency, Civic
Facility Revenue (North Shore
Hebrew Academy High School
Project) (LOC; Comerica Bank)	3.67	4/7/07	11,730,000 a	11,730,000

New York City
(Putters Program) (Insured;
XLCA and Liquidity Facility;
JPMorgan Chase Bank)	3.69	4/7/07	2,100,000 a,b	2,100,000
New York City,
CP (Insured; MBIA and
Liquidity Facility; Landesbank
Hessen-Thuringen Girozentrale)	3.68	7/12/07	4,500,000	4,500,000
New York City,
GO Notes	5.00	8/1/07	3,000,000	3,013,700
New York City,
GO Notes	5.00	8/1/07	3,835,000	3,852,642
New York City,
GO Notes	5.25	8/1/07	400,000	402,038
New York City,
GO Notes	5.63	8/1/07	3,000,000	3,019,296
New York City Housing Development
Corporation, Multi-Family
Rental Housing Revenue (West
89th Street Development)
(Insured; FNMA)	3.67	4/7/07	13,000,000 a	13,000,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Birch Wathen
Lenox School Project) (LOC;
Allied Irish Bank)	3.67	4/7/07	5,250,000 a	5,250,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Ethical
Culture Fieldston School
Project) (Insured; XLCA and
Liquidity Facility; Dexia
Credit Locale)	3.64	4/7/07	8,335,000 a	8,335,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Hewitt
School Project) (LOC; Allied
Irish Bank)	3.67	4/7/07	1,570,000 a	1,570,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Mercy
College Project) (LOC; Key
Bank)	3.67	4/7/07	4,300,000 a	4,300,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Sephardic
Community Youth Center, Inc.
Project) (LOC; M&T Bank)	3.70	4/7/07	5,000,000 a	5,000,000
New York City Industrial
Development Agency, Civic
Facility Revenue
(Spence-Chapin, Services to
Families and Children Project)
(LOC; Allied Irish Bank)	3.67	4/7/07	4,000,000 a	4,000,000

New York Counties Tobacco Trust
IV, Tobacco Settlement
Pass-Through Bonds (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	3.70	4/7/07	18,080,000 a,b	18,080,000
New York State Dormitory
Authority, Revenue (Park Ridge
Hospital Inc.) (LOC; JPMorgan
Chase Bank)	3.69	4/7/07	4,500,000 a	4,500,000
New York State Energy Research and
Development Authority, Revenue
(Consolidated Edison Company
of New York, Inc. Project)
(LOC; Citibank NA)	3.67	4/7/07	9,700,000 a	9,700,000
New York State Housing Finance
Agency, Housing Revenue (250
West 93rd Street) (LOC; Bank
of America)	3.69	4/7/07	6,900,000 a	6,900,000
New York State Housing Finance
Agency, Housing Revenue
(Gateway to New Cassel) (LOC;
JPMorgan Chase Bank)	3.68	4/7/07	2,300,000 a	2,300,000
New York State Housing Finance
Agency, Housing Revenue (Rip
Van Winkle House) (Insured;
FHLMC and Liquidity Facility;
FHLMC)	3.69	4/7/07	4,700,000 a	4,700,000
New York State Housing Finance
Agency, Revenue (Worth Street)
(LOC; FNMA)	3.66	4/7/07	9,400,000 a	9,400,000
New York State Thruway Authority,
Highway and Bridge Trust Fund
(Insured; FGIC)	5.00	4/1/07	135,000	135,000
New York State Urban Development
Corporation, Correctional and
Youth Facilities Service
Contract Revenue (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	3.70	4/7/07	7,375,000 a,b	7,375,000
Newburgh Industrial Development
Agency, Civic Facility Revenue
(Community Development
Properties Dubois Street II,
Inc. Project) (LOC; Key Bank)	3.68	4/7/07	10,730,000 a	10,730,000
Newburgh Industrial Development
Agency, MFHR (Belvedere
Housing Project) (Liquidity
Facility; Merrill Lynch)	3.76	4/7/07	3,090,000 a,b	3,090,000
Olean,
GO Notes, RAN	4.50	8/30/07	1,300,000	1,303,646
Onondaga County Industrial
Development Agency, Civic

Facility Revenue (Onondaga
Community College Housing
Development Corporation
Project) (LOC; Citizens Bank
of Massachusetts)	3.65	4/7/07	3,825,000 a	3,825,000
Otsego County Industrial
Development Agency, Civic
Facility Revenue (Noonan
Community Service Corporation
Project) (LOC; FHLB)	3.66	4/7/07	1,365,000 a	1,365,000
Patchogue-Medford Union Free
School District, GO Notes, TAN	4.50	6/29/07	5,400,000	5,408,115
Pearl River Union Free School
District, GO Notes, TAN	4.50	6/28/07	2,300,000	2,303,359
Port Authority of New York and New
Jersey, CP (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	3.65	5/4/07	2,500,000	2,500,000
Putnam County,
GO Notes, TAN	4.00	11/15/07	2,800,000	2,806,787
Putnam County Industrial
Development Agency, Civic
Facility Revenue (United
Cerebral Palsy of Putnam and
Southern Dutchess Project)
(LOC; Commerce Bank N.A.)	3.70	4/7/07	8,025,000 a	8,025,000
Rockland County Industrial
Development Agency, Civic
Facility Revenue (Dominican
College of Blauvelt Project)
(LOC; Commerce Bank N.A.)	3.68	4/7/07	2,000,000 a	2,000,000
Saint Lawrence County Industrial
Development Agency, Civic
Facility Revenue
(Canton-Potsdam Hospital
Project) (LOC; Key Bank)	3.68	4/7/07	10,910,000 a	10,910,000
Shenendehowa Central School
District, GO Notes, BAN	4.50	6/29/07	3,000,000	3,000,000
South Country Central School
District at Brookhaven, GO
Notes, BAN	4.25	1/18/08	1,000,000	1,003,464
Syracuse Industrial Development
Agency, Civic Facility
Revenue, Refunding (Crouse
Health Hospital, Inc. Project)
(LOC; M&T Bank)	3.70	4/7/07	4,000,000 a	4,000,000
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency Contract
Secured)	5.00	6/1/07	1,305,000	1,307,871
Tompkins-Seneca-Tioga Board of
Cooperative Educational
Services Sole Supervisory

District, RAN	4.25	6/29/07	1,925,000	1,927,345
TSASC Inc. of New York,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch)	3.71	4/7/07	4,750,000 a,b	4,750,000
Westchester County Industrial
Development Agency, Civic
Facility Revenue (Banksville
Independent Fire Company, Inc.
Civic Facility) (LOC; The Bank
of New York)	3.69	4/7/07	900,000 a	900,000
Westchester County Industrial
Development Agency, Civic
Facility Revenue (Mercy
College Project) (LOC; Key
Bank)	3.67	4/7/07	3,100,000 a	3,100,000
Westchester County Industrial
Development Agency, Civic
Facility Revenue (Northern
Westchester Hospital
Association Civic Facility)
(LOC; Commerce Bank N.A.)	3.68	4/7/07	6,800,000 a	6,800,000
Westchester Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	3.70	4/7/07	8,030,000 a,b	8,030,000

U.S. Related--3.8%
Puerto Rico Aqueduct and Sewer
Authority, Revenue (Liquidity
Facility; Citigroup Global
Market Holding and LOC;
Citigroup Global Market
Holding)	3.71	4/7/07	7,900,000 a,b	7,900,000
Puerto Rico Industrial Tourist
Educational Medical and
Environmental Control
Facilities Financing
Authority, Environmental
Control Facilities Revenue
(Bristol-Myers Squibb Company
Project)	3.70	4/7/07	4,400,000 a	4,400,000

Total Investments (cost $320,431,771)			99.3%	320,431,771
Cash and Receivables (Net)			.7%	2,250,765
Net Assets			100.0%	322,682,536

a	Securities payable on demand. Variable interest rate--subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities amounted to $70,490,000 or 21.8% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Tax-Free Municipal Funds

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 21, 2007

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	May 21, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)